INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS [Abstract]
Cash and due from banks		$ 54,260	$ 48,326
Interest bearing deposits - time		11,866	13,561
Other assets		23,733	23,590
Total Assets		2,409,066	2,248,730	$ 2,209,943
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures		35,569	35,569
Other liabilities		23,691	24,041
Shareholders' equity		251,092	250,371	231,581	$ 134,975
Total Liabilities and Shareholders' Equity		2,409,066	2,248,730
OPERATING INCOME (LOSS) [Abstract]
Interest income		80,842	80,555	87,121
Gains on extinguishment of debt		0	500	0
Increase in fair value of U.S. Treasury warrant		0	0	(1,025)
OPERATING EXPENSES [Abstract]
Interest expense		5,856	7,299	9,162
Loss Before Income Tax and Equity in Undistributed Net Income of Subsidiaries		29,380	25,216	22,658
Income tax benefit	$ 1,400	9,363	7,195	(54,851)
Net Income		20,017	18,021	77,509
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income		20,017	18,021	77,509
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES [Abstract]
Deferred income taxes		8,997	8,918	(57,550)
Share based compensation		1,477	1,192	1,238
Gains on extinguishment of debt		0	(500)	0
Decrease in other assets		(1,387)	(2,579)	7,747
Increase (decrease) in other liabilities		(196)	(7,213)	(3,508)
Total Adjustments		4,018	(4,950)	(25,439)
Net Cash From Operating Activities		24,035	13,071	52,070
CASH FLOW FROM INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time		(4,595)	(2,401)	(20,260)
Maturity of interest bearing deposits - time		6,222	6,719	2,142
Net Cash Used in Investing Activities		(160,513)	(82,116)	(221,068)
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES [Abstract]
Repurchase of common stock		(13,498)	0	0
Dividends paid		(5,896)	(4,129)	0
Proceeds from issuance of common stock		112	97	98,066
Share based compensation withholding obligation		(1,091)	0	(513)
Redemption of subordinated debt		0	(4,654)	(9,452)
Redemption of convertible preferred stock and common stock warrant		0	0	(81,000)
Net Cash From Financing Activities		148,245	23,980	108,297
Net Increase (Decrease) in Cash and Cash Equivalents		11,767	(45,065)	(60,701)
Cash and Cash Equivalents at Beginning of Year		74,016	119,081	179,782
Cash and Cash Equivalents at End of Year		85,783	74,016	119,081
Parent Company [Member]
ASSETS [Abstract]
Cash and due from banks		10,800	5,174
Interest bearing deposits - time		5,000	12,500
Investment in subsidiaries		261,016	258,901
Other assets		10,120	9,583
Total Assets		286,936	286,158
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures		35,569	35,569
Other liabilities		378	382
Shareholders' equity		250,989	250,207
Total Liabilities and Shareholders' Equity		286,936	286,158
OPERATING INCOME (LOSS) [Abstract]
Interest income		72	64	0
Gains on extinguishment of debt		0	500	0
Gain on securities		0	295	0
Increase in fair value of U.S. Treasury warrant		0	0	(1,025)
Other income		31	35	63
Total Operating Income (Loss)		103	894	(962)
OPERATING EXPENSES [Abstract]
Interest expense		1,021	1,462	2,317
Administrative and other expenses		560	527	682
Total Operating Expenses		1,581	1,989	2,999
Loss Before Income Tax and Equity in Undistributed Net Income of Subsidiaries		(1,478)	(1,095)	(3,961)
Income tax benefit		(542)	(383)	(9,053)
Income (Loss) Before Equity in Undistributed Net Income of Subsidiaries		(936)	(712)	5,092
Equity in undistributed net income of subsidiaries		20,953	18,733	72,417
Net Income		20,017	18,021	77,509
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income		20,017	18,021	77,509
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES [Abstract]
Deferred income taxes		(542)	(383)	(8,955)
Share based compensation		21	46	84
Gains on extinguishment of debt		0	(500)	0
Gain on securities		0	(295)	0
Decrease in other assets		5	118	738
Increase (decrease) in other liabilities		(6)	287	(5,858)
Equity in undistributed net income of subsidiaries operations		(20,953)	(18,733)	(72,417)
Total Adjustments		(21,475)	(19,460)	(86,408)
Net Cash From Operating Activities		(1,458)	(1,439)	(8,899)
CASH FLOW FROM INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time		(5,000)	(17,500)	0
Maturity of interest bearing deposits - time		12,500	5,000	0
Return of capital from subsidiary		18,500	15,000	7,500
Net Cash Used in Investing Activities		26,000	2,500	7,500
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES [Abstract]
Repurchase of common stock		(13,498)	0	0
Dividends paid		(5,896)	(4,129)	0
Proceeds from issuance of common stock		1,569	1,242	100,230
Share based compensation withholding obligation		(1,091)	0	(513)
Redemption of subordinated debt		0	(4,654)	(9,452)
Redemption of convertible preferred stock and common stock warrant		0	0	(81,000)
Net Cash From Financing Activities		(18,916)	(7,541)	9,265
Net Increase (Decrease) in Cash and Cash Equivalents		5,626	(6,480)	7,866
Cash and Cash Equivalents at Beginning of Year		5,174	11,654	3,788
Cash and Cash Equivalents at End of Year		$ 10,800	$ 5,174	$ 11,654